Advance Operating Lease Payments	12 Months Ended
Dec. 31, 2018
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Advance Operating Lease Payments
20	ADVANCE OPERATING LEASE PAYMENTS

	December 31, 2018	December 31, 2017
	RMB	RMB
Land use rights	58,858	55,095
Advance lease payments	19,382	18,801

	78,240	73,896

Advance operating lease payments are amortized over the related lease terms using the straight-line method.